Financial results, net	12 Months Ended
Jun. 30, 2018
Financial Results Net
Financial results, net	<table cellspacing="0" cellpadding="0" style="font: 10pt/115% Georgia, Times, Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 35.45pt">26.</td> <td style="text-align: justify">Financial results, net</td></tr> </table>   <table cellspacing="0" cellpadding="0" style="font: 10pt Calibri, Helvetica, Sans-Serif; border-collapse: collapse; width: 100%"> <tr> <td style="padding-left: 5.4pt; width: 57%; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: center; line-height: 115%; padding-left: 5.4pt; width: 15%; padding-right: 5.4pt">June 30, 2018</td> <td style="padding-left: 5.4pt; width: 1%; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: center; line-height: 115%; padding-left: 5.4pt; width: 13%; padding-right: 5.4pt">June 30, 2017</td> <td style="padding-left: 5.4pt; width: 1%; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: center; line-height: 115%; padding-left: 5.4pt; width: 13%; padding-right: 5.4pt">June 30, 2016</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Finance income:</td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> </td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Interest income </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">740</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">704</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">619</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Foreign exchange gain </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">939</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">165</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">573</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Dividends income </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">82</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">68</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">72</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Total finance income </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">1,761</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">937</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">1,264</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Finance costs:</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Interest expenses </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(7,745)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(6,092)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(2,330)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Loss on debt swap (Note 19)</td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(2,228)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - </td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Foreign exchange loss </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(10,803)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(1,240)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(2,620)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Other finance costs </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(356)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(743)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(621)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Subtotal finance costs </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(21,132)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(8,075)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(5,571)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Capitalized finance costs</td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">74</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">3</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - </td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Total finance costs </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(21,058)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(8,072)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(5,571)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Other financial results:</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td></tr> <tr> <td style="text-align: justify; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Fair value gain of financial assets and liabilities at fair value through profit or loss, net </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">426</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">2,928</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(1,445)</td></tr> <tr> <td style="text-align: justify; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt"> - Gain on derivative financial instruments, net </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">170</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">112</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">927</td></tr> <tr> <td style="text-align: justify; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Total other financial results </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">596</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">3,040</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid">(518)</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">Total financial results, net </td> <td style="border-bottom: black 2.25pt double; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(18,701)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt"> </td> <td style="border-bottom: black 2.25pt double; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(4,095)</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 2.25pt double; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt">(4,825)</td></tr> </table>